Finance and operating leases - Lease expenses and (income) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Short-term lease expense	$ 23,003	$ 27,421
Operating lease expense	4,588	4,556
Operating lease income	$ (6,831)	$ (7,074)